Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	173,601
Aggregate Intrinsic Value	$ 1,922
No. of Options Currently Exercisable	76,832
Aggregate Intrinsic Value of Options Currently Exercisable	642
Ranges Of Exercise Prices 26.62 - 33.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	58,750
Weighted-Average Exercise Price	$ 30.23
Weighted Average Remaining Contractual Life, Outstanding	57 months
Aggregate Intrinsic Value	946
No. of Options Currently Exercisable	10,332
Weighted-Average Exercise Price of Options Currently Exercisable	$ 30.52
Weighted Average Remaining Contractual Life, Exercisable	21 months
Aggregate Intrinsic Value of Options Currently Exercisable	163
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 26.62
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 33.90
Ranges Of Exercise Prices 35.09 - 40.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	114,851
Weighted-Average Exercise Price	$ 37.83
Weighted Average Remaining Contractual Life, Outstanding	63 months
Aggregate Intrinsic Value	976
No. of Options Currently Exercisable	66,500
Weighted-Average Exercise Price of Options Currently Exercisable	$ 39.13
Weighted Average Remaining Contractual Life, Exercisable	37 months
Aggregate Intrinsic Value of Options Currently Exercisable	$ 479
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.09
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 40.88